Intangibles and Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	$ 15.0	$ 13.6	$ 8.2
Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	8.3	8.2	7.5
Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	$ 0.9	$ 0.9	$ 0.7